Annual Fund Operating Expenses - Aspiration Redwood Fund - Aspiration Redwood Fund	Jan. 28, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.01%	[1]
Other Expenses (as a percentage of Assets):	0.77%
Expenses (as a percentage of Assets)	1.27%

[1]	Distribution and/or Service (12b-1) Fees are less than 01% due to rounding. The Fund has adopted a plan pursuant to Rule 12b-1 promulgated under the Investment Company Act of 1940, as amended, that allows the Fund to pay for distribution and support services. Although the Fund is allowed to pay annual 12b-1 expenses of 0.25% under the plan, the Board of Trustees has only authorized the Fund to pay the amount charges by the Fund’s principal underwriter and distributor and related offerings costs.